Form N-1A Cover	Jun. 25, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AIM Investment Securities Funds (Invesco Investment Securities Funds)
Entity Central Index Key	0000842790
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 25, 2026
Prospectus Date	Jun. 26, 2026